Equity Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Equity Transactions
Schedule of changes in noncontrolling interest

Non-controlling interests	2016	2017
As of January 1,	506,246	564,039
Net proceeds from the Partnership's equity offerings	52,299	278,226
Dividend declared and paid	(44,043)	(65,863)
Profit and total comprehensive income allocated to non-controlling interests	49,537	68,703

As of December 31,	564,039	845,105

Schedule of distribution policy and profit allocation

	Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$ 0.375	98.0%	2.0%	0%
First Target Distribution	$0.375 up to $0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125 up to $0.46875	85.0%	2.0%	13.0%
Third Target Distribution	$0.46875 up to $0.5625	75.0%	2.0%	23.0%
Thereafter	Above $0.5625	50.0%	2.0%	48.0%

Allocation of GasLog Partners' profit(*)	2016	2017
Partnership's profit attributable to:
Common unitholders	49,886	76,347
Subordinated unitholders	21,048	5,085
General partner	1,545	1,728
IDRs	4,791	3,208
Paid and accrued preference equity distributions	—	7,749

Total	77,270	94,117

Partnership's profit allocated to GasLog	27,733	25,414
Partnership's profit allocated to non-controlling interests	49,537	68,703

Total	77,270	94,117

*

Includes profits of GAS-seven Ltd., GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. for the period after their transfers to the Partnership on November 1, 2016, May 3, 2017, July 3, 2017 and October 20, 2017, respectively.